--------------------------------------------------------------------------------








                                  ANNUAL REPORT







           ===========================================================


                          BREMER INVESTMENT FUNDS, INC.


           ===========================================================



                            Bremer Growth Stock Fund

                                Bremer Bond Fund












                               SEPTEMBER 30, 1998










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                TABLE OF CONTENTS



                                                                                                 Page
                                                                                                 ----
         Shareholder Letter.....................................................................   1

         Growth Stock Fund Cumulative Rate of Return Graph......................................   2

         Bond Fund Cumulative Rate of Return Graph..............................................   3

         Statement of Assets and Liabilities....................................................   4

         Statement of Operations................................................................   5

         Growth Stock Fund Statement of Changes in Net Assets...................................   6

         Bond Fund Statement of Changes in Net Assets...........................................   7

         Growth Stock Fund Financial Highlights.................................................   8

         Bond Fund Financial Highlights.........................................................   9

         Growth Stock Fund Schedule of Investments..............................................  10

         Bond Fund Schedule of Investments......................................................  13

         Notes to the Financial Statements......................................................  17

         Report of Independent Public Accountants...............................................  20


                                 ------------------------------------------------



                               NOTICE TO INVESTORS


          Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.






--------------------------------------------------------------------------------

November 18, 1998


Dear Shareholders:

WHAT A DIFFERENCE A YEAR MAKES! Investment markets have experienced much more volatility worldwide due to economic difficulties in many nations of the world. Foreign markets have been the hardest hit, with countries such as Thailand, Korea, Japan and Russia, among others, experiencing dramatic economic shifts. Those international concerns have even begun to weigh on U.S. investment markets in recent months.

Thus, the United States economy has been showing signs of slowing and corporate earnings estimates are dropping. That resulted in the worst quarter (ended September 30, 1998) for domestic stocks in eight years. Meanwhile, the Federal Reserve Board recently took the initiative to lower key interest rates to steer the domestic economy through these confusing times and assist the international arena as well. As a result, the U.S. economy should be able to maintain a moderate growth rate with minimal inflation and low interest rates.

The performance of both Bremer Funds reflects the economic changes of the past fiscal year. The Bremer Bond Fund benefited from a significant decline in interest rates during the year (over one percentage point in the intermediate range of the yield curve), so it returned a solid 8.59% for the year ended September 30, 1998, which was a better than coupon rate of return. The Bond Fund manager continues to be bullish on interest rates and is taking advantage of the widened spreads between U.S. Treasury bond interest rates and the interest rates on government agencies, mortgage-backed securities and corporate bonds.

The Bremer Stock Fund returned a positive 3.61% for the year ended September 30, 1998, which compared favorably versus the Lipper Growth Managers return of 3.07%. The large cap growth stocks that are the basis of the fund's portfolio actually held up much better than many other sectors of the equity investment markets during this roller coaster year. Key sectors overweighted in the fund include technology, consumer staples, consumer cyclicals and healthcare. The largest individual holdings at September 30, 1998 were Cisco Systems, Inc., General Electric Company, Pfizer, Inc., Carnival Corporation and Microsoft Corporation. We continue to focus our attention on earnings growth estimates in this period of uncertain economic growth.

The total net assets in your funds have grown from $124.8 million on September 30, 1997 to $136.9 million on September 30, 1998, a good year considering the market's recent volatility. All of us at the Bremer Funds would like to thank you for your business and we wish you success in 1999.

Sincerely,



STEVEN A. LARAWAY
President
Bremer Investment Funds, Inc.

                            1/27/97   3/31/97   6/30/97   9/30/97  12/31/97    3/31/98   6/30/98  9/30/98
Bremer Growth Stock Fund    $10,000    $9,600   $11,161   $11,899   $12,038    $13,725   $14,126  $12,329
S&P 500                     $10,000    $9,935   $11,670   $12,544   $12,904    $14,704   $15,189  $13,678
Lipper Growth Managers      $10,000    $9,469   $10,964   $12,088   $12,169    $13,676   $14,064  $12,459








                          Cumulative rate of return (%)
                                Fiscal Year Ended
                               September 30, 1998
                          -----------------------------

Bremer Growth Stock Fund              3.61%
S&P 500                               9.05%
Lipper Growth Managers                3.07%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Lipper Growth Managers Index is an index composed of 30 funds which invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


                          1/27/97   3/31/97   6/30/97   9/30/97  12/31/97   3/31/98    6/30/98  9/30/98
Bremer Bond Fund          $10,000   $10,009   $10,270   $10,534   $10,720   $10,860    $11,063  $11,439
LB Int. Govt./Corp.       $10,000   $10,008   $10,302   $10,580   $10,806   $10,975    $11,181  $11,683




                          Cumulative rate of return (%)
                                Fiscal Year Ended
                               September 30, 1998
                          -----------------------------
Bremer Bond Fund                       8.59%
LB Int. Govt./Corp.                   10.43%

The Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Govt./Corp.) is a weighted index comprised of publicly traded intermediate and long-term government and corporate debt with a duration of 3.34 years. This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998


--------------------------------------------------------------------------------

                                                                    -------------------------
                                                                      GROWTH          BOND
                                                                    STOCK FUND        FUND
                                                                    -------------------------
ASSETS:
   Investments, at market value
      (Cost of $42,575,689 and $79,468,675, respectively            $54,163,107   $82,082,151
   Dividends receivable                                                  41,291            --
   Interest receivable                                                    7,429     1,097,322
   Organizational expenses, net of accumulated amortization              18,167        18,167
   Other assets                                                           1,587         2,232
                                                                    -----------   -----------
       Total assets                                                  54,231,581    83,199,872
                                                                    -----------   -----------
LIABILITIES:
   Payable to Investment Adviser                                         32,654        49,427
   Dividends payable                                                         --       365,951
   Accrued expenses and other liabilities                                24,370        28,480
                                                                    -----------   -----------
       Total liabilities                                                 57,024       443,858
                                                                    -----------   -----------

NET ASSETS                                                          $54,174,557   $82,756,014
                                                                    ===========   ===========


NET ASSETS CONSIST OF:
   Capital stock                                                    $42,128,132   $79,883,597
   Accumulated undistributed net investment income                      157,119            --
   Accumulated undistributed net realized gain on investments
      and option contracts expired or closed                            301,888       258,941
   Net unrealized appreciation on investments                        11,587,418     2,613,476
                                                                    -----------   -----------
       Total Net Assets                                             $54,174,557   $82,756,014
                                                                    ===========   ===========

   Shares outstanding
       (100 million shares authorized for each Fund,                  4,412,150     7,903,353
        $.0001 per value)                                           ===========   ===========

   Net Asset Value, Redemption Price and Offering Price Per Share   $     12.28   $     10.47
                                                                    ===========   ===========









                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF OPERATIONS
Year Ended September 30, 1998


--------------------------------------------------------------------------------

                                                                            -----------------------
                                                                              GROWTH        BOND
                                                                            STOCK FUND      FUND
                                                                            -----------------------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of $914 and $0, respectively)    $  530,394   $       --
   Interest income                                                             144,594    5,007,710
                                                                            ----------   ----------
      Total investment income                                                  674,988    5,007,710
                                                                            ----------   ----------

EXPENSES:
   Investment advisory fees                                                    400,600      551,392
   Administration fees                                                          29,642       38,644
   Shareholder servicing and accounting costs                                   47,290       57,531
   Custody fees                                                                 11,739       18,475
   Federal and state registration                                                4,943        6,670
   Professional fees                                                            12,911       13,799
   Reports to shareholders                                                       3,399        3,736
   Amortization of organizational expenses                                       5,475        5,475
   Directors' fees and expenses                                                  2,372        2,372
   Other                                                                         2,412        2,406
                                                                            ----------   ----------
      Total expenses                                                           520,783      700,500
                                                                            ----------   ----------

NET INVESTMENT INCOME                                                          154,205    4,307,210
                                                                            ----------   ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments and option contracts
      expired or closed                                                        301,927      240,538
   Change in unrealized appreciation on investments                          1,488,913    2,036,415
                                                                            ----------   ----------
      Net realized and unrealized gain on investments                        1,790,840    2,276,953
                                                                            ----------   ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                $1,945,045   $6,584,163
                                                                            ==========   ==========









                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                            --------------------------------------------
                                                                          GROWTH STOCK FUND
                                                            --------------------------------------------
                                                                                     January 27, 1997(1)
                                                               Year Ended                 through
                                                            September 30, 1998       September 30, 1997
                                                            ------------------       -------------------
OPERATIONS:
   Net investment income                                       $      154,205          $        132,652
   Net realized gain on investments and option contracts
      expired or closed                                               301,927                    76,308
   Change in unrealized appreciation on investments                 1,488,913                 5,623,711
                                                            ------------------       -------------------
      Net increase in net assets from operations                    1,945,045                 5,832,671
                                                            ------------------       -------------------


DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                             (134,687)                       --
   Net realized gains                                                 (76,348)                       --
                                                            ------------------       -------------------
      Total dividends and distributions                              (211,035)                       --
                                                            ------------------       -------------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                        9,224,864                20,452,900
   Proceeds from common and commingled trust fund conversions              --                27,496,387
   Proceeds from shares issued to holders in reinvestment of
     dividends                                                          2,085                        --
   Cost of shares redeemed                                         (7,890,044)               (2,678,316)
                                                            ------------------       -------------------
      Net increase in net assets from capital share
         transactions                                               1,336,905                45,270,971
                                                            ------------------       -------------------


TOTAL INCREASE IN NET ASSETS                                        3,070,915                51,103,642
                                                            ------------------       -------------------


NET ASSETS:
   Beginning of period                                             51,103,642                         0
                                                            ------------------       -------------------

   End of period (including undistributed net investment
      income of $157,119 and $134,645, respectively)           $   54,174,557           $    51,103,642
                                                            ==================       ===================

  (1)Commencement of Operations.

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                            --------------------------------------------
                                                                              BOND FUND
                                                            --------------------------------------------
                                                                                     January 27, 1997(1)
                                                                 Year Ended               through
                                                            September 30, 1998       September 30, 1997
                                                            ------------------       -------------------
OPERATIONS:
   Net investment income                                       $    4,307,210            $    1,578,954
   Net realized gain on investments                                   240,538                       437
   Change in unrealized appreciation on investments                 2,036,415                   693,976
                                                            ------------------       -------------------
      Net increase in net assets from operations                    6,584,163                 2,273,367
                                                            ------------------       -------------------


DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                           (4,302,898)               (1,547,305)
   Net realized gains                                                 (22,945)                       --
                                                            ------------------       -------------------
      Total dividends and distributions                            (4,325,843)               (1,547,305)
                                                            ------------------        ------------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                       20,352,435                36,235,356
   Proceeds from common and commingled trust fund conversions              --                44,960,417
   Proceeds from shares issued to holders in reinvestment of
     dividends                                                         36,235                    12,089
   Cost of shares redeemed                                        (13,574,619)               (8,250,281)
                                                            ------------------       -------------------
      Net increase in net assets from capital share
          transactions                                              6,814,051                72,957,581
                                                            ------------------       -------------------


TOTAL INCREASE IN NET ASSETS                                        9,072,371                73,683,643
                                                            ------------------       -------------------


NET ASSETS:
   Beginning of period                                             73,683,643                         0
                                                            ------------------       -------------------

   End of period (including undistributed net investment
      income of $0 and $37,744, respectively)                  $   82,756,014            $   73,683,643
                                                            ==================       ===================


  (1)Commencement of Operations.

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                                        -----------------------------------------
                                                                     GROWTH STOCK FUND
                                                        -----------------------------------------
                                                                             January 27, 1997(1)
                                                            Year Ended            through
                                                        September 30, 1998   September 30, 1997
                                                        ------------------   ------------------
PER SHARE DATA:
   NET ASSET VALUE, BEGINNING OF PERIOD                  $          11.90     $          10.00
                                                        ------------------   ------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                          0.04                 0.03
      Net realized and unrealized gain on investments                0.39                 1.87
                                                        ------------------   ------------------
           Total from investment operations                          0.43                 1.90
                                                        ------------------   ------------------
   LESS DIVIDENDS AND DISTRIBUTIONS:
      Dividends from net investment income                          (0.03)                  --
      Distributions from net realized gains                         (0.02)                  --
                                                        ------------------   ------------------
           Total dividends and distributions                        (0.05)                  --
                                                        ------------------   ------------------

   NET ASSET VALUE, END OF PERIOD                        $          12.28     $          11.90
                                                        ==================   ==================
TOTAL RETURN                                                        3.61%               19.00%(2)


SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                             $     54,174,557     $     51,103,642
   Ratio of net expenses to average net assets                      0.91%                1.05%(3)
   Ratio of net investment income to average net assets             0.27%                0.62%(3)
   Portfolio turnover rate                                         13.15%               11.30%


  (1)Commencement of Operations.
  (2)Not annualized.
  (3)Annualized.






                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                                          -----------------------------------------
                                                                      BOND FUND
                                                          -----------------------------------------
                                                                                 January 27, 1997(1)
                                                              Year Ended               through
                                                          September 30, 1998     September 30, 1997
                                                          ------------------     ------------------
PER SHARE DATA:
   NET ASSET VALUE, BEGINNING OF PERIOD                    $          10.18        $         10.00
                                                          ------------------     ------------------

   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                            0.56                   0.35
      Net realized and unrealized gain on investments                  0.29                   0.17
                                                          ------------------     ------------------
           Total from investment operations                            0.85                   0.52
                                                          ------------------     ------------------

   LESS DIVIDENDS AND DISTRIBUTIONS:
      Dividends from net investment income                            (0.56)                 (0.34)
                                                          ------------------     ------------------
           Total dividends and distributions                          (0.56)                 (0.34)
                                                          ------------------     ------------------

   NET ASSET VALUE, END OF PERIOD                          $          10.47         $        10.18
                                                          ==================     ==================

TOTAL RETURN                                                          8.59%                  5.33%(2)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                               $     82,756,014         $   73,683,643
   Ratio of net expenses to average net assets                        0.89%                  1.01%(3)
   Ratio of net investment income to average net assets               5.46%                  5.60%(3)
   Portfolio turnover rate                                           66.66%                 38.35%


  (1)Commencement of Operations.
  (2)Not annualized.
  (3)Annualized.






                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998

GROWTH STOCK FUND
--------------------------------------------------------------------------------



     Shares                                                          Value
     ------                                                          -----
              -------------------------------------------
              COMMON STOCKS - 97.0%
              -------------------------------------------
              APPAREL - 1.0%
     29,000   Intimate Brands, Inc.                                 $ 549,188
                                                                  -----------
                                                                      549,188
                                                                  -----------

              BANKING & FINANCIAL SERVICES - 12.0%
     13,125   Banc One Corporation                                    559,453
      5,000   Citicorp                                                464,687
     17,500   Equifax, Inc.                                           624,531
     10,000   Fannie Mae                                              642,500
     24,200   Freddie Mac                                           1,196,388
     31,400   KeyCorp                                                 906,675
     26,000   Norwest Corporation                                     931,125
     14,000   Providian Financial Corporation                       1,187,375
                                                                  -----------
                                                                    6,512,734
                                                                  -----------

              BUSINESS SERVICE - 7.7%
     46,500   Cisco Systems, Inc. *                                 2,874,281
     21,750   Computer Associates International, Inc.                 804,750
     16,500   National Data Corporation                               509,438
                                                                  -----------
                                                                    4,188,469
                                                                  -----------
              CAPITAL GOODS - 7.9%
     23,500   Boeing Company, The                                     806,344
     19,000   Dover Corporation                                       586,625
     10,600   Emerson Electric Company                                659,850
     25,000   General Electric Company                              1,989,061
     14,000   United States Filter Corporation *                      224,000
                                                                  -----------
                                                                    4,265,880
                                                                  -----------

              COMMUNICATIONS & MEDIA - 2.8%
     25,000   CBS Corporation                                         606,250
     17,250   Interpublic Group of Companies, Inc.                    930,422
                                                                  -----------
                                                                    1,536,672
                                                                  -----------
              COSMETICS & SOAP - 2.3%
     10,400   Colgate-Palmolive Company                               712,400
     13,944   Gillette Company                                        533,358
                                                                  -----------
                                                                    1,245,758
                                                                  -----------
              DRUGS - 5.9%
      7,000   Merck & Company, Inc.                                   906,938
     35,000   Mylan Laboratories Inc.                               1,032,500
     12,000   Pfizer, Inc.                                          1,271,250
                                                                  -----------
                                                                    3,210,688
                                                                  -----------

              ENERGY - 5.6%
     10,000   Amoco Corporation                                       538,750
     19,000   El Paso Natural Gas Company                             616,312
     11,400   Enron Corporation                                       602,062


                    See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998

GROWTH STOCK FUND
--------------------------------------------------------------------------------


     Shares                                                            Value
     ------                                                            -----
              ENERGY (continued) - 5.6%
     12,000   Halliburton Company                                   $ 342,750
      9,000   Mobil Corporation                                       683,438
      5,000   Schlumberger Ltd.                                       251,563
                                                                  -----------
                                                                    3,034,875
                                                                  -----------

              FOOD, BEVERAGE & TOBACCO - 3.7%
     11,000   Bestfoods                                               532,812
     20,000   PepsiCo, Inc.                                           588,750
     19,500   Philip Morris Companies, Inc.                           898,219
                                                                  -----------
                                                                    2,019,781
                                                                  -----------

              HEALTH CARE - 8.3%
     20,166   Boston Scientific Corporation *                       1,036,028
     34,000   First Health Group Corp. *                              824,500
     18,000   IMS Health Incorporated                               1,114,875
     18,400   Medtronic, Inc.                                       1,064,900
     26,250   Quorum Health Group, Inc. *                             426,563
                                                                  -----------
                                                                    4,466,866
                                                                  -----------

              INSURANCE - 4.6%
      6,949   Aegon N.V. ADR                                          541,153
     16,000   AFLAC, Inc.                                             457,000
     12,844   American International Group, Inc.                      988,988
      9,600   MBIA, Inc.                                              515,400
                                                                  -----------
                                                                    2,502,541
                                                                  -----------

              MANUFACTURING - 1.9%
     15,000   Crown Cork & Seal Company, Inc.                         401,250
     15,000   Kimberly-Clark Corporation                              607,500
                                                                  -----------
                                                                    1,008,750
                                                                  -----------

              RESTAURANT - 3.8%
     20,000   Cracker Barrel Old Country Store, Inc.                  455,000
     17,000   McDonald's Corporation                                1,014,687
     25,000   Wendy's International, Inc.                             554,688
                                                                  -----------
                                                                    2,024,375
                                                                  -----------

              RETAIL - GENERAL - 7.7%
      3,700   Albertson's, Inc.                                       200,262
     30,000   Dayton Hudson Corporation                             1,072,500
     50,000   OfficeMax, Inc. *                                       490,625
     21,000   Saks Incorporated                                       471,188
     18,000   Wal-Mart Stores, Inc.                                   983,250
     22,000   Walgreen Company                                        969,375
                                                                  -----------
                                                                    4,187,200
                                                                  -----------

              TECHNOLOGY - 14.3%
     24,500   American Power Conversion Corporation *                 923,344
     35,000   Atmel Corporation *                                     317,187
     15,000   Cognos, Inc.                                            251,250
     19,000   First Data Corporation                                  446,500




                    See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998

GROWTH STOCK FUND
--------------------------------------------------------------------------------




      Shares                                                          Value
      ------                                                          -----
              TECHNOLOGY (continued) - 14.3%
      8,500   Hewlett-Packard Corporation                         $   449,969
     15,400   Intel Corporation                                     1,320,550
     17,000   Lucent Technologies, Inc.                             1,174,062
     12,400   Microsoft Corporation *                               1,364,775
     25,500   Oracle Corporation *                                    742,688
     25,000   3Com Corporation *                                      751,563
                                                                  -----------
                                                                    7,741,888
                                                                  -----------

              TELECOMMUNICATIONS - 3.0%
     12,000   American Telephone and Telegraph Corporation            701,250
     18,658   MCI WorldCom, Inc. *                                    911,910
                                                                  -----------
                                                                    1,613,160
                                                                  -----------

              TRAVEL & RECREATION - 4.5%
     45,000   Carnival Corporation                                  1,431,563
     39,000   Walt Disney Company, The                                987,187
                                                                  -----------
                                                                    2,418,750
                                                                  -----------


              TOTAL COMMON STOCKS (Cost of $40,940,157)            52,527,575
                                                                  -----------

              -----------------------------------------------
              SHORT-TERM INVESTMENTS - 3.0%
              -----------------------------------------------

              -----------------------------------------------
              INVESTMENT COMPANIES - 1.6%
              -----------------------------------------------

    876,532   Firstar Institutional Money Market Fund                 876,532
                                                                  -----------

  Principal
     Amount
     ------   -----------------------------------------------
              VARIABLE RATE DEMAND NOTES - 1.4%
              -----------------------------------------------

$   294,851   American Family Financial Services, 4.9628% **          294,851
     32,753   General Mills, Inc., 4.9487%**                           32,753
     18,396   Warner - Lambert Corporation, 4.9630% **                 18,396
    413,000   Wisconsin Electric Power Company, 4.9628%**             413,000
                                                                  -----------
                                                                      759,000
                                                                  -----------
              TOTAL SHORT-TERM INVESTMENTS (Cost of $1,635,532)     1,635,532
                                                                  -----------


              TOTAL INVESTMENTS - 100.0% (Cost of $42,575,689)     54,163,107
                                                                  -----------


              Other assets in excess of liabilities - 0.0%             11,450
                                                                  -----------

              TOTAL NET ASSETS - 100.0%                           $54,174,557
                                                                  ===========

                *  Non-income producing security.
               ** Variable rate security. The rates listed are as of September 30, 1998.


                    See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998

BOND FUND
--------------------------------------------------------------------------------


Principal Amount
 or Shares                                                              Value
 ---------                                                              -----

              ---------------------------------------------
              LONG-TERM INVESTMENTS - 98.4%
              ---------------------------------------------
              ---------------------------------------------
              CORPORATE BONDS & NOTES - 30.4%
              ---------------------------------------------
              BANK & BANK HOLDING CO. - 6.6%
              First Union National Bank - North Carolina#
 $3,190,000     6.18%, 02/15/36                                    $3,274,956
              Societe Generale - New York
  2,000,000     7.40%, 06/01/06                                     2,150,290
                                                                   ----------
                                                                    5,425,246
                                                                   ----------

              FINANCIAL SERVICES - 12.2%
              BHP Finance USA Ltd.#
  1,395,000     6.42%, 03/01/26                                     1,421,604
              Ford Capital B.V.
  1,000,000     9.375%, 05/15/01                                    1,097,115
              Ford Motor Credit Company
    750,000     8.20%, 02/15/02                                       815,515
              Lehman Brothers Holdings, Inc.
  1,000,000     6.375%, 10/23/00                                      993,395
  1,375,000     6.625%, 11/15/00                                    1,371,597
              Reliastar Financial Corporation
    648,000     7.125%, 03/01/03                                      684,771
              St. Paul Companies, Inc.
  1,000,000     7.37%, 08/20/07                                     1,117,293
              Salomon, Inc.
  1,000,000     7.25%, 01/15/00                                     1,019,512
  1,000,000     6.25%, 05/15/03                                     1,023,124
              Sears Roebuck Acceptance Corp.
    570,000     6.60%, 10/09/01                                       589,773
                                                                   ----------
                                                                   10,133,699
                                                                   ----------

              FOOD, BEVERAGE & TOBACCO - 3.1%
              Philip Morris Companies, Inc.
  1,145,000     7.125%, 10/01/04                                    1,243,100
              Supervalu, Inc.
  1,250,000     6.56%, 06/09/05                                     1,319,210
                                                                   ----------
                                                                    2,562,310
                                                                   ----------

              INDUSTRIAL - 2.6%
              Hercules, Inc.#
  2,000,000     6.60%, 08/01/27                                     2,181,144
                                                                   ----------
                                                                    2,181,144
                                                                   ----------

              TRAVEL AND ENTERTAINMENT - 2.8%
              Hilton Hotels Corporation
    500,000     9.80%, 10/15/98                                       500,502
  1,750,000     7.70%, 07/15/02                                     1,793,165
                                                                   ----------
                                                                    2,293,667
                                                                   ----------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998


BOND FUND
--------------------------------------------------------------------------------

Principal Amount
 or Shares                                                              Value
 ---------                                                              -----

              UTILITIES - 3.1%
              SBC Communications, Inc.
 $1,356,000     6.625%, 11/01/09                                 $  1,487,703
              Western Resources, Inc.
  1,000,000     6.875%, 08/01/04                                    1,075,979
                                                                 ------------
                                                                    2,563,682
                                                                 ------------

              TOTAL CORPORATE BONDS &
                 NOTES (Cost of $24,145,766)                       25,159,748
                                                                 ------------
              --------------------------------------------
              U.S. GOVERNMENT AGENCY AND
                AGENCY-BACKED ISSUES - 64.2%
              --------------------------------------------

              Federal Farm Credit Bank
  2,000,000     6.37%, 10/30/07                                     2,200,780
                                                                 ------------
                                                                    2,200,780
                                                                 ------------

              Federal Home Loan Bank
  1,000,000     6.00%, 02/11/00 (##)                                1,000,808
    500,000     5.00%*, 05/10/00                                      503,622
  2,000,000     6.00%, 11/03/00                                     2,053,498
  1,000,000     6.085%, 12/23/02                                    1,053,427
  1,500,000     6.00%, 05/08/03 (##)                                1,550,496
  1,000,000     6.00%, 07/21/03 (##)                                1,025,206
  1,065,000     5.44%, 10/15/03                                     1,097,131
  1,250,000     6.15%, 10/14/04                                     1,339,800
  1,750,000     6.12%, 08/26/08                                     1,828,501
                                                                 ------------
                                                                   11,452,489
                                                                 ------------

              Federal Home Loan Mortgage Corporation (FHLMC),
                Participation Certificates
    809,282     Pool #N97167, 7.50%, 12/01/03                         829,113
  1,000,000     6.81%, 03/11/04 (##)                                1,008,442
    205,619     Pool #256723, 6.00%, 03/01/09                         208,148
  1,548,776     Pool #E00541, 5.50%, 01/01/13                       1,545,693
  1,236,806     Pool #E00562, 5.50%, 06/01/13                       1,233,061
                                                                 ------------
                                                                    4,824,457
                                                                 ------------

              Federal Home Loan Mortgage Corporation (FHLMC),
    956,743      Adjustable Rate Mortgage, 7.955%*, 07/01/24        1,013,277
                                                                 ------------
                                                                    1,013,277
                                                                 ------------

              Federal Home Loan Mortgage Corporation (FHLMC),
                 Real Estate Mortgage Investment Conduits (REMIC)
    587,533      Series 1475, Class O, 7.00%, 02/15/08                598,495
    600,000      Series 1480, Class LE, 6.50%, 07/15/08               618,568
    500,000      Series 24, Class VB, 6.50%, 07/25/10                 503,895
     48,915      Series 1351, Class TA, 7.00%, 09/15/18                48,900
  1,070,000      Series 1206, Class GC, 7.00%, 02/15/20             1,079,984
  1,000,000      Series 1466, Class PI, 7.00%, 08/15/20             1,016,947
    350,000      Series 1492, Class G, 6.50%, 09/15/20                356,402
  2,000,000      Series 16, Class M, 7.00%, 08/25/23                2,002,414
                                                                 ------------
                                                                    6,225,605
                                                                 ------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998

BOND FUND
--------------------------------------------------------------------------------



Principal Amount
 or Shares                                                                      Value
 ---------                                                                      -----


              Federal National Mortgage Association (FNMA),
                 Pass-Thru Certificates
 $1,250,000      7.55%, 04/22/02                                           $  1,367,951
  5,000,000      6.80%, 01/10/03                                              5,405,785
  1,250,000      5.75%, 06/15/05                                              1,310,105
  1,230,739      Pool #432293, 6.00%, 06/01/13                                1,244,439
  2,514,465      Pool #303922, 6.00%, 05/01/16                                2,529,236
                                                                           ------------
                                                                             11,857,516
                                                                           ------------

              Federal National Mortgage Association (FNMA),
    216,138      Adjustable Rate Mortgage, Pool #066396, 6.131%*, 03/01/18      216,084
    561,634      Adjustable Rate Mortgage, Pool #066186, 6.131%*, 09/01/18      562,336
    575,741      Adjustable Rate Mortgage, Pool #197747, 7.218%*, 12/01/22      604,152
                                                                           ------------
                                                                              1,382,572
                                                                           ------------

              Federal National Mortgage Association (FNMA),
                 Real Estate Mortgage Investment Conduits (REMIC)
    384,633      Series 1992-3, Class F, 4.917%, 01/25/99                       383,315
    500,000      Series 1993-134, Class L, 6.50%, 08/25/08                      519,254
    756,981      Series X-13B, Class B, 6.50%, 03/25/09                         760,851
    437,746      Series 1993-187, Class E, 5.75%, 11/25/16                      438,882
     70,706      Series 1992-36, Class PH, 7.50%, 02/25/18                       70,576
    500,000      Series 1989-69, Class G, 7.60%, 10/25/19                       526,790
  1,049,000      Series G92-66, Class HB, 4.00%, 06/25/20                     1,015,039
  1,000,000      Series 1992-125, Class J, 6.50%, 05/25/21                    1,008,476
    575,000      Series 1993-167, Class J, 6.75%, 12/25/22                      600,314
  1,007,213      Series 1993-223, Class EA, 6.50%, 12/25/23                   1,008,844
    392,285      Series 1997-50, Class CA, 7.00%, 07/18/27                      392,925
  1,500,000      Series 1998-50, Class DN, 6.25%, 09/25/28                    1,512,010
  1,235,204      Series 1998-50, Class EN, 6.50%, 09/25/28                    1,254,281
                                                                           ------------
                                                                              9,491,557
                                                                           ------------

              Government National Mortgage Association (GNMA),
                 Adjustable Rate Mortgages
    268,288      Pool #008332, 6.875%*, 03/20/18                                275,480
    379,038      Pool #008680, 7.00%*, 08/20/20                                 389,375
    276,091      Pool #008162, 6.875%*, 03/20/23                                283,218
    430,275      Pool #008542, 7.00%*, 11/20/24                                 441,435
    478,636      Pool #859287, 6.00%*, 07/20/26                                 484,670
                                                                           ------------
                                                                              1,874,178
                                                                           ------------

              Tennessee Valley Authority
  2,000,000      6.50%, 8/20/01                                               2,090,154
    700,000      6.125%, 7/15/03 (##)                                           715,340
                                                                           ------------
                                                                              2,805,494
                                                                           ------------

              TOTAL U.S. GOVERNMENT AGENCY AND
                 AGENCY-BACKED ISSUES (Cost of  $51,646,029)                 53,127,925
                                                                           ------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - September 30, 1998

BOND FUND
--------------------------------------------------------------------------------





Principal Amount
 or Shares                                                                      Value
 ---------                                                                      -----


              --------------------------------------------
              U.S. TREASURY OBLIGATIONS - 3.8%
              --------------------------------------------


              U.S. Treasury Notes
 $2,000,000     5.75%, 10/31/00                                        $    2,054,376

              U.S. Treasury Bonds
    800,000     11.625%, 11/15/04                                           1,106,250
                                                                       --------------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost of $3,043,028)          3,160,626
                                                                       --------------

              TOTAL LONG-TERM INVESTMENTS
                 (Cost of $78,834,823)                                     81,448,299
                                                                       --------------

              ------------------------------------------------
              SHORT-TERM INVESTMENTS - 0.8%
              ------------------------------------------------


              ------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 0.8%
              ------------------------------------------------


    493,226   American Family Financial Services, 4.9628% *                   493,226
    140,626   Warner-Lambert Co., 4.9630% *                                   140,626
                                                                       --------------

              TOTAL VARIABLE RATE DEMAND NOTES (Cost of $633,852)             633,852
                                                                       --------------

              TOTAL SHORT-TERM INVESTMENTS
                 (Cost of $633,852)                                           633,852
                                                                       --------------

              TOTAL INVESTMENTS - 99.2% (Cost of $79,468,675)              82,082,151
                                                                       --------------


              Other assets in excess of liabilities - 0.8%                    673,863
                                                                       --------------

              TOTAL NET ASSETS - 100.0%                                $   82,756,014
                                                                       ==============

                #  Putable.
               ##  Callable.
                * Variable rate security. The rates listed are as of September 30, 1998.

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
September 30, 1998

--------------------------------------------------------------------------------

1. ORGANIZATION

   Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

   All assets of the commingled trust funds from First American Trust, N.A. (a subsidiary of Bremer Financial Corporation, a bank holding company), which consisted solely of funds covered under ERISA, and thus exempt from federal income taxes, were transferred to Bremer Investment Funds, Inc. as of January 27, 1997. The securities were transferred at market value, and the original cost basis was replaced with market. All assets of the common trust funds from First American Trust, N.A., which are maintained exclusively for collective investment of separate accounts, were transferred as of September 12, 1997, and under Section 584(h) of the Internal Revenue Code were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value, and the original cost basis and purchase dates were retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets for the fiscal year ended September 30, 1997, represents the market value of the commingled and common trust funds at the respective dates of conversion. The change in unrealized appreciation on investments on the Statement of Changes in Net Assets for the fiscal year ended September 30, 1997, does not reflect the $4,474,794 and ($116,914) in unrealized appreciation (depreciation) for the Bremer Growth Stock Fund and Bremer Bond Fund, respectively, that existed at the date of the common trust fund transfer.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at an amortized cost, which approximates market value.

   b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company

--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
September 30, 1998

--------------------------------------------------------------------------------

       net taxable income and net capital gains to shareholders.

   c) Written Option Accounting - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared daily and paid monthly. Prior to June 1, 1998, dividends from net investment income for the Bond Fund were declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

   f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the year ended September 30, 1998, were as follows:


                         GROWTH FUND      BOND FUND
                         -----------     -----------
   Shares sold              720,961       1,982,703
   Shares issued
       to holders in
       reinvestment
       of dividends             174           3,541
   Shares redeemed         (603,553)     (1,321,162)
                         -----------     -----------
   Net increase             117,582         665,082
                         ===========     ===========


    Transactions in shares of the Funds for the period January 27, 1997 through September 30, 1997, were as follows:


                         GROWTH FUND      BOND FUND
                         ------------    -----------
   Shares sold             1,997,948      3,592,988
   Shares issued as
      a result of
      common and
      commingled trust
      fund conversions     2,537,938      4,461,380
   Shares issued
      to holders in
      reinvestment
      of dividends                 0          1,199
   Shares redeemed          (241,318)      (817,296)
                         ------------    -----------
   Net increase            4,294,568      7,238,271
                         ============    ===========

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

NOTES TO THE FINANCIAL STATEMENTS
September 30, 1998

--------------------------------------------------------------------------------

4.  INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 1998, were as follows:


                         GROWTH FUND     BOND FUND
                         -----------     ---------
   Purchases
      U.S. Government    $         0    $ 48,794,014
      Other                8,291,134       9,989,799
   Sales
      U.S. Government              0      38,654,067
      Other                7,084,695      10,111,550


    During the year ended September 30, 1998, the Growth Stock Fund wrote the following options:


                         Number of
                         contracts       Premium
                         ---------       -------
   Outstanding at
     beginning of year          0       $      0
   Options written            135         29,514
   Options expired            (75)       (10,366)
   Options exercised          (60)       (19,148)
                          --------       --------
   Outstanding at
     end of year                0        $     0
                          --------       ========

    At September 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


                         GROWTH FUND     BOND FUND
                        -------------   -----------
   Appreciation         $15,409,054     $2,667,016
   (Depreciation)        (3,821,636)       (59,977)
                        -----------     ----------
   Net appreciation
        on investments  $11,587,418     $2,607,039
                        ============    ===========


    At September 30, 1998, the cost of investments for federal income tax purposes was $42,575,689 and $79,475,112 for the Growth Stock Fund and Bond Fund, respectively.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Funds have entered into an Investment Advisory Agreement with First American Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Fund's daily net assets.

    Firstar Bank Milwaukee, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank Milwaukee, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

    The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The Investment Adviser has voluntarily agreed to waive 12b-1 fees during the first two years of each Fund's operation.

6.  INCOME TAX INFORMATION

    The Bond Fund hereby designates $17,232 as 20% rate capital gain distributions for purposes of the dividends paid deduction.

7.  DISTRIBUTIONS

    Seventy-one percent of the dividends paid by the Growth Stock Fund during the fiscal year ended September 30, 1998, qualifies for the dividend received deduction available to corporate shareholders.

8.  RELATED PARTIES

    First American Trust, N.A. clients and First American Trust, N.A. affiliated clients held 4,398,444 and 7,900,380 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 1998.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Bremer Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Bremer Investment Funds, Inc. (a Maryland corporation, which includes the Bremer Growth Stock Fund and the Bremer Bond Fund), including the schedule of investments, as of September 30,1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended September 30, 1998 and the period from January 27, 1997 (commencement of operations) through September 30,1997, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30,1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bremer Investment Funds, Inc. as of September 30, 1998, and the results of its operations for the year then ended and changes in its net assets for the year ended September 30, 1998 and the period from January 27, 1997 (commencement of operations) through September 30,1997, and its financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

                                           ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin,
October 23,1998.

                               INVESTMENT ADVISER
                           First American Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                      ADMINISTRATOR, DIVIDEND PAYING AGENT,
                          SHAREHOLDERS' SERVICING AGENT
                               AND TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                     COUNSEL
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                    DIRECTORS
                                Steven A. Laraway
                                 John M. Bishop
                                John V. Botsford
                                  John J. Feda
                              William H. Lipschultz